Item 1. Schedule of Investments


 T. Rowe Price New Income Fund
 (Unaudited)                                             August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  24.4%
 Aerospace & Defense  0.2%
 Boeing, 8.75%, 8/15/21                                2,425         3,194

 Bombardier Capital, 6.125%, 6/29/06                   2,500         2,497

                                                                     5,691

 Automobiles and Related  1.3%
 DaimlerChrysler, 6.50%, 11/15/13                      5,945         6,408

 Ford Motor Credit, 6.50%, 1/25/07                     10,850        11,537

 GM, 8.375%, 7/15/33                                   5,885         6,250

 GM Acceptance, 7.25%, 3/2/11                          5,900         6,291

 Hertz, 4.70%, 10/2/06                                 2,170         2,218

 Lear, 144A, 5.75%, 8/1/14                             2,000         2,064

                                                                     34,768

 Banking  1.3%
 Bank One, 5.25%, 1/30/13                              5,300         5,429

 Capital One Bank, 6.50%, 6/13/13                      4,500         4,829

 Citigroup, 5.625%, 8/27/12                            5,300         5,652

 HBOS, 144A, 6.00%, 11/1/33                            4,300         4,306

 MBNA America Bank, 4.625%, 8/3/09                     5,100         5,208

 Wachovia, 6.40%, 4/1/08                               2,215         2,429

 Wells Fargo, VR, 1.619%, 3/23/07                      5,900         5,907

                                                                     33,760

 Beverages  0.3%
 Miller Brewing, 144A, 5.50%, 8/15/13                  6,200         6,452

                                                                     6,452

 Broadcasting  0.5%
 AOL Time Warner, 7.625%, 4/15/31                      4,415         5,040

 Chancellor Media, 8.00%, 11/1/08                      2,615         2,979

 Hearst-Argyle, 7.00%, 1/15/18                         3,685         4,154

                                                                     12,173

 Building and Real Estate  0.4%
 Lennar, 144A, 5.50%, 9/1/14                           5,155         5,233

 Pulte, 7.875%, 8/1/11                                 4,000         4,646

                                                                     9,879

 Cable Operators  0.4%
 Cox Communications, 7.875%, 8/15/09                   4,900         5,399

 Rogers Cable, 5.50%, 3/15/14                          4,120         3,795

                                                                     9,194

Computer Service & Software  0.3%
 IBM, 4.25%, 9/15/09                                   5,155         5,269

 Sungard Data Systems, 3.75%, 1/15/09                  2,750         2,709

                                                                     7,978

 Conglomerates  0.8%
 General Electric Capital
 6.00%, 6/15/12                                        5,290         5,794

 6.125%, 2/22/11                                       5,700         6,275

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              3,235         3,332

 Tyco International, 6.375%, 10/15/11                  6,310         6,910

                                                                     22,311

 Container  0.2%
 Sealed Air, 144A, 5.375%, 4/15/08                     5,200         5,420

                                                                     5,420

 Department Stores  0.2%
 Federated Department Stores, 6.625%, 4/1/11           3,630         4,053

 May Department Stores, 144A, 3.95%, 7/15/07           1,470         1,484

                                                                     5,537

 Diversified Chemicals  0.1%
 Dow Chemical, 6.125%, 2/1/11                          3,225         3,512

                                                                     3,512

 Drugs  0.2%
 GlaxoSmithKline, 5.375%, 4/15/34                      3,355         3,224

 Wyeth, 6.50%, 2/1/34                                  3,125         3,121

                                                                     6,345

 Electric Utilities  3.1%
 Alabama Power, 1.93%, 8/25/09                         3,980         3,980

 Appalachian Power, 4.80%, 6/15/05                     5,115         5,194

 Black Hills, 6.50%, 5/15/13                           5,160         5,321

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        3,835         4,094

 Cleveland Electric Illumination, 5.65%, 12/15/13      4,500         4,593

 Dominion Resources, 5.00%, 3/15/13                    4,350         4,314

 Entergy Gulf States, 5.20%, 12/3/07                   4,675         4,714

 Exelon Generation, 5.35%, 1/15/14                     3,900         3,965

 PG&E, VR, 2.30%, 4/3/06                               8,150         8,161

 Pinnacle West Capital, 6.40%, 4/1/06                  4,285         4,490

 PPL Capital Funding, 4.33%, 3/1/09                    5,075         5,070

 PSEG Power, 3.75%, 4/1/09                             5,770         5,638

 Public Service of New Mexico, 4.40%, 9/15/08          4,735         4,795

 Puget Sound Energy, VR, 1.90%, 7/14/06                5,135         5,134

Sempra Energy, 6.00%, 2/1/13                           4,780         5,128

 Tri-State Generation, 144A, 6.04%, 1/31/18            2,850         2,956

 TXU Energy, VR, 2.38%, 1/17/06                        2,325         2,324

 Western Power Distribution Holdings
 144A, 6.875%, 12/15/07                                2,690         2,816

                                                                     82,687

 Electronic Components  0.1%
 Motorola, 7.625%, 11/15/10                            2,540         2,957

                                                                     2,957

 Energy  0.7%
 Pioneer Natural Resource, 5.875%, 7/15/16             3,500         3,615

 Plains All American Pipeline, 7.75%, 10/15/12         3,200         3,713

 Transocean, 7.50%, 4/15/31                            2,960         3,507

 XTO Energy, 6.25%, 4/15/13                            3,240         3,515

 YPF Sociedad Anonima, 10.00%, 11/2/28                 4,660         5,266

                                                                     19,616

 Entertainment and Leisure  0.1%
 International Speedway, 144A, 4.20%, 4/15/09          2,300         2,312

                                                                     2,312

 Exploration and Production  0.7%
 Canadian Natural Resources, 7.20%, 1/15/32            5,200         6,081

 Encana Holdings Finance, 5.80%, 5/1/14                5,150         5,451

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            5,430         6,122

                                                                     17,654

 Finance and Credit  1.6%
 CIT Group, 7.75%, 4/2/12                              6,805         8,005

 Colonial Bank, 9.375%, 6/1/11                         3,980         4,771

 Countrywide Home Loans, 5.50%, 2/1/07                 3,860         4,066

 Household Finance, 6.375%, 11/27/12                   4,475         4,920

 International Lease Finance, 6.375%, 3/15/09          5,520         6,039

 IStar Financial, 4.875%, 1/15/09                      1,940         1,935

 Northern Trust, 4.60%, 2/1/13                         3,075         3,051

 SLM Corporation
 VR, 1.86%, 1/26/09                                    5,600         5,599

 VR, 4.18%, 4/1/09                                     3,840         3,851

                                                                     42,237

Food Processing  0.5%
 Kraft Foods, 5.625%, 11/1/11                          4,700         4,964

 McCormick, 6.40%, 2/1/06                              7,300         7,681

                                                                     12,645

 Food/Tobacco  0.2%
 UST, 6.625%, 7/15/12                                  5,400         6,049

                                                                     6,049

 Gas & Gas Transmission  0.8%
 Buckeye Partners, 6.75%, 8/15/33                      3,140         3,269

 Duke Capital
 4.302%, 5/18/06                                       3,450         3,505

 6.25%, 2/15/13                                        4,350         4,634

 Kinder Morgan, 6.50%, 9/1/12                          5,000         5,444

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            3,600         3,684

                                                                     20,536

 Healthcare Services  0.3%
 Highmark, 144A, 6.80%, 8/15/13                        2,265         2,471

 Hospira, 4.95%, 6/15/09                               4,800         4,932

                                                                     7,403

 Insurance  2.7%
 Ace Ina Holdings, 5.875%, 6/15/14                     3,945         4,125

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     6,070         6,403
5/30/07
 Allstate Financial Global Funding, 144A, 5.25%,       5,200         5,469
2/1/07
 Cigna, 7.40%, 5/15/07                                 2,000         2,198

 Fund American Companies, 5.875%, 5/15/13              4,735         4,855

 Genworth Financial, 5.75%, 6/15/14                    4,700         4,950

 Jefferson Pilot, 144A, 8.14%, 1/15/46                 3,000         3,389

 Mangrove Bay Trust, 144A, VR, 6.102%, 7/15/33         2,500         2,543

 Marsh & McLennan, 3.625%, 2/15/08                     2,250         2,255

 Nationwide Financial Services, 5.90%, 7/1/12          5,170         5,547

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     2,735         2,732

 NLV Financial, 144A, 7.50%, 8/15/33                   3,375         3,579

 Principal Life Global Funding I, 144A, 5.25%, 1/15/13 4,900         5,016

Prudential Financial, 3.75%, 5/1/08                    4,520         4,539

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 2,150         2,332

 Sun Life of Canada (U.S.) Capital Trust
 144A, 8.526%, 5/29/49                                 7,000         8,059

 XL Capital Finance, 6.50%, 1/15/12                    4,070         4,473

                                                                     72,464

 Investment Dealers  0.7%
 Franklin Resources, 3.70%, 4/15/08                    1,650         1,652

 Goldman Sachs Capital I, 6.345%, 2/15/34              10,000        10,022

 Morgan Stanley, 3.625%, 4/1/08                        7,880         7,893

                                                                     19,567

 Long Distance  0.6%
 AT&T Broadband, 8.375%, 3/15/13                       5,395         6,525

 Sprint Capital, 6.90%, 5/1/19                         9,200         9,969

                                                                     16,494

 Manufacturing  0.2%
 John Deere Capital, 7.00%, 3/15/12                    5,250         6,055

                                                                     6,055

 Media and Communications  0.4%
 Liberty Media, VR, 3.02%, 9/17/06                     4,695         4,754

 News America
 6.75%, 1/9/38                                         1,705         1,949

 7.625%, 11/30/28                                      2,160         2,516

                                                                     9,219

 Metals  0.2%
 Alcan, 6.125%, 12/15/33                               4,250         4,359

                                                                     4,359

 Metals and Mining  0.1%
 WMC Finance, 5.125%, 5/15/13                          2,975         3,000

                                                                     3,000

 Miscellaneous Consumer Products  0.4%
 Bunge Limited Finance, 4.375%, 12/15/08               5,290         5,348

 Masco, 5.875%, 7/15/12                                5,190         5,561

                                                                     10,909

 Oil Field Services  0.2%
 Halliburton, 144A, VR, 2.41%, 1/26/07                 5,000         4,999

                                                                     4,999

Paper and Paper Products  0.7%
 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10       7,500         9,031

 SCA Coordination Center, 144A, 4.50%, 7/15/15         3,425         3,268

 Weyerhaeuser, 6.75%, 3/15/12                          4,850         5,425

                                                                     17,724

 Petroleum  0.9%
 Amerada Hess, 7.875%, 10/1/29                         3,300         3,760

 ConocoPhillips, 5.90%, 10/15/32                       4,560         4,643

 Devon Financing, 7.875%, 9/30/31                      4,035         4,862

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      3,280         3,600

 144A, VR, 2.70%, 6/15/10                              4,700         4,763

 PF Export Receivables Master Trust, 144A, 6.436%,     2,641         2,637
6/1/15
                                                                     24,265

 Printing and Publishing  0.1%
 R.R. Donnelley, 144A, 3.75%, 4/1/09                   2,825         2,787

                                                                     2,787

 Railroads  0.7%
 Canadian National Railways, 6.25%, 8/1/34             5,110         5,353

 Norfolk Southern, 6.00%, 4/30/08                      6,175         6,633

 Union Pacific, 6.50%, 4/15/12                         5,020         5,538

                                                                     17,524

 Real Estate  0.4%
 Developers Diversified Realty, 3.875%, 1/30/09        3,565         3,504

 Reckson Operating Partnership, 5.15%, 1/15/11         2,500         2,501

 Simon Property Group, 3.75%, 1/30/09                  4,650         4,562

                                                                     10,567

 Savings and Loan  0.2%
 Webster Financial, 5.125%, 4/15/14                    4,900         4,942

                                                                     4,942

 Specialty Retailers  0.2%
 Office Depot, 6.25%, 8/15/13                          4,145         4,428

                                                                     4,428

 Supermarkets  0.2%
 Kroger, 8.05%, 2/1/10                                 4,855         5,696

                                                                     5,696

Telecommunications  0.4%
 British Telecommunications, 8.375%, 12/15/10          2,700         3,247

 Telus
 7.50%, 6/1/07                                         2,530         2,777

 8.00%, 6/1/11                                         4,250         4,964

                                                                     10,988

 Telephones  0.7%
 Deutsche Telekom International Finance
 STEP, 8.75%, 6/15/30                                  3,400         4,346

 France Telecom, STEP, 8.75%, 3/1/11                   2,100         2,504

 Telecom Italia, 144A, 5.25%, 11/15/13                 5,155         5,237

 Telefonos De Mexico, 4.50%, 11/19/08                  2,480         2,483

 Verizon Global Funding, 7.75%, 12/1/30                4,155         4,906

                                                                     19,476

 Wireless Communications  0.1%
 U.S. Cellular, 6.70%, 12/15/33                        2,695         2,671

                                                                     2,671

 Total Corporate Bonds and Notes (Cost  $622,337)                    645,250

 ASSET-BACKED SECURITIES  3.5%
 Auto-Backed  1.1%
 Capital Auto Receivables Asset Trust, Series 2002-2
 Class CERT, 4.18%, 10/15/07                           3,918         3,957

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             2,126         2,141

 Series 2003-A, Class A4, 2.06%, 12/15/09              9,125         8,955

 GS Auto Loan Trust, Series 2004-1, Class C, 2.68%,    1,750         1,742
5/15/11
 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              4,950         4,939

 Series 2003-A, Class D, 4.06%, 10/15/10               2,050         2,075

 Morgan Stanley Auto Loan Trust, Series 2004-HB1
 Class C, VR, 2.88%, 10/15/11                          3,960         3,957

 SSB Auto Loan Trust, Series 2002-1, Class C, 4.13%,   1,447         1,455
2/15/09
                                                                     29,221

 Credit Card-Backed  1.6%
 Citibank Credit Card Issuance Trust
 Series 2001-C1, Class C1, VR, 2.68%, 1/15/10          6,035         6,145

 Series 2004-C1, Class C1, VR, 2.013%, 7/15/13         13,000        13,003

 MBNA Master Credit Card Trust II, Series 2000-D
 Class C, 144A, 8.40%, 9/15/09                         10,075        11,307

 World Financial Network, Series 2003-A
 Class A2, VR, 1.75%, 5/15/12                          10,925        10,974

                                                                     41,429

Recreational Vehicles  0.0%
 CIT RV Trust, Series 1997-A, Class A6, 6.35%, 4/15/11 1,469         1,480

                                                                     1,480

 Stranded Asset  0.8%
 Peco Energy Transition Trust, Series 2001-A
 Class A1, 6.52%, 12/31/10                             11,475        12,908

 Reliant Energy Transition Bond, Series 2001-1
 Class A4, 5.63%, 9/15/15                              8,572         9,228

                                                                     22,136

 Total Asset-Backed Securities (Cost  $93,057)                       94,266

 EQUITY AND CONVERTIBLE SECURITIES  1.2%
 Bank and Trust  0.4%
 AmSouth, Common Stock ss.                               60          1,563

 Citizens Banking, Common Stock ss.                      50          1,599

 Hudson United Bancorp, Common Stock ss.                 48          1,720

 KeyCorp, Common Stock ss.                               76          2,370

 National City, Common Stock ss.                         45          1,701

 U.S. Bancorp, Common Stock ss.                          55          1,622

 Washington Mutual, Common Stock ss.                     39          1,495

                                                                     12,070

 Building and Real Estate  0.3%
 CarrAmerica Realty, Common Stock, REIT ss.              60          2,000

 Reckson Associates Realty, Conv. Pfd. Stock, REIT ss.   90          2,381

 Vornado Realty Trust, Common Stock, REIT ss.            33          2,071

 Weingarten Realty Investors, Common Stock, REIT ss.     59          1,967

                                                                     8,419

 Financial Services  0.1%
 Citigroup, Common Stock ss.                             47          2,178

                                                                     2,178

 Integrated Petroleum - International  0.3%
 BP ADR, Common Stock ss.                                49          2,621

 ChevronTexaco, Common Stock                             28          2,730

 Royal Dutch Petroleum ADS, Common Stock                 47          2,362

                                                                     7,713

 Real Estate  0.1%
 Roslyn Real Estate Asset, Pfd. Stock *                  0           1,975

                                                                     1,975

 Total Equity and Convertible Securities (Cost                       32,355
$29,041)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  7.5%
 Commercial Mortgage-Backed  4.2%
 Banc of America Commercial Mortgage, Series 2003-1,
Class
 A2 CMO, 4.648%, 9/11/36                               11,450        11,475

 Bear Stearns Commercial Mortgage Securities, Series
2002-
 TOP8 Class A2, CMO, 4.83%, 8/15/38                    8,210         8,349

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B
 CMO, VR, 7.30%, 6/10/32                               13,000        14,791

 GE Capital Commercial Mortgage, Series 2001-1, Class
A2
 CMO, 6.531%, 3/15/11                                  11,300        12,625

 Greenwich Capital Commercial Funding, Series
2004-GG1A, Class
 A2 CMO, 3.835%, 10/8/08                               9,181         9,292

 GS Mortgage Securities Corp. II, Series 2004-GG2,
Class A2
 CMO, VR, 4.293%, 8/1/38                               6,050         6,176

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      6,750         7,316

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       7,275         8,066

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, VR, 3.246%, 3/15/29    5,975         5,833

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    11,750        12,098

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2, CMO, 5.98%, 1/15/39                         9,400         10,300

 Prudential Securities Secured Financing, Series
1999-NRF1
 Class A1, CMO, 6.074%, 1/15/08                        3,528         3,645

                                                                     109,966

 Home Equity Loans-Backed  1.8%
 BankBoston Home Equity Loan Trust, Series 1998-1
 Class A6, 6.35%, 2/25/13                              3,605         3,678

 Centex Home Equity, Series 2004-C, Class M1, VR
 2.095%, 6/25/34                                       10,225        10,225

 Chase Funding Mortgage Loan
 Series 1998-1, Class 1M1, 6.59%, 5/25/28              1,561         1,593

 Series 2002-1, Class 1A3, 5.039%, 12/25/23            2,475         2,477

 Series 2002-2, Class 1M1, 5.599%, 9/25/31             1,750         1,796

 Series 2003-3, Class 1M1, 4.537%, 9/25/32             4,400         4,314

 Countrywide Asset-Backed Certificates
 Series 2003-5, Class AF3, 3.613%, 4/25/30             7,925         7,975

Series 2004-6, Class 2A2, 1.64%, 11/25/34              10,350        10,357

 Series 2004-7, Class 2AV2, 2.00%, 10/25/32            5,200         5,200

                                                                     47,615

 Whole Loans-Backed  1.5%
 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34    17,306        17,323

 Series 2004-A, Class 2A2, CMO, VR, 4.179%, 2/25/34    9,331         9,256

 Series 2004-D, Class 2A2, CMO, VR, 4.229%, 5/25/34    4,728         4,698

 Countrywide Home Loans, Series 2003-60, Class 2A1
 CMO, VR, 5.065%, 2/25/34                              2,900         2,926

 Residential Accredit Loans, Series 1997-QS12, Class A7
 CMO, 7.25%, 11/25/27                                  501           503

 Washington Mutual, Series 2004-AR1, Class A, CMO
 VR, 4.229%, 3/25/34                                   5,545         5,512

                                                                     40,218

 Total Non-U.S. Government Mortgage-Backed Securities                197,799
(Cost  $197,548)
 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES  30.6%
 U.S. Government Agency Obligations +/-   23.1%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               24,685        24,750

 5.00%, 1/1/09 - 4/1/34                                67,618        68,854

 5.50%, 4/1/29                                         714           731

 6.00%, 12/1/33                                        926           961

 6.50%, 5/1/17 - 5/1/24                                6,606         7,023

 7.00%, 2/1/24 - 6/1/32                                4,649         4,946

 7.50%, 5/1 - 6/1/24                                   333           361

 10.50%, 3/1/13 - 8/1/20                               31            34

 11.00%, 11/1/17 - 7/1/20                              17            20

 ARM, 4.611%, 9/1/32                                   4,322         4,376

 CMO
 4.50%, 3/15/16                                        31,450        31,787

 5.50%, 4/15/28                                        21,750        22,372

 6.50%, 3/15/23                                        10,810        11,305

 CMO, IO
 4.50%, 6/15/11 - 4/15/18                              31,109        3,428

 CMO, Principal Only, 8/1/28                           633           557

 TBA, 6.00%, 1/1/33                                    17,736        18,368

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                44,242        44,342

 5.00%, 1/1/09 - 5/1/34                                64,749        64,554

5.50%, 4/1/16 - 6/1/34                                 159,223       163,530

 6.00%, 4/1/14 - 2/1/34                                3,687         3,846

 6.50%, 6/1/13 - 7/1/32                                9,024         9,521

 7.00%, 10/1/29 - 11/1/30                              183           195

 CMO
 3.50%, 4/25/13                                        7,250         7,303

 5.50%, 7/25/28                                        1,569         1,570

 CMO, IO
 5.50%, 11/25/28                                       7,743         754

 6.50%, 2/1/32                                         2,562         490

 TBA
 5.50%, 1/1/18 - 1/1/33                                26,791        27,382

 6.00%, 1/1/33                                         62,804        64,610

 6.50%, 1/1/34                                         21,900        23,009

                                                                     610,979

 U.S. Government Obligations 7.5% Government National Mortgage Assn.
 5.00%, 7/15 - 9/20/33                                 64,152        64,159

 5.50%, 1/20/34                                        27,015        27,569

 5.50%, 4/20/34                                        28,136        28,713

 6.00%, 2/15/14 - 7/15/34                              45,019        47,029

 6.50%, 8/15/25 - 12/20/33                             4,876         5,149

 7.00%, 3/15/13 - 11/20/28                             10,537        11,289

 7.50%, 8/15/16 - 8/15/28                              2,044         2,209

 8.00%, 7/15/16 - 10/15/27                             6,430         7,051

 8.50%, 9/15/16 - 9/20/26                              1,260         1,397

 9.00%, 1/15/09 - 11/15/19                             276           309

 9.50%, 6/15/09 - 2/15/25                              61            67

 10.25%, 9/15/19 - 11/15/20                            202           228

 11.00%, 12/15/09 - 6/15/19                            2,036         2,304

 11.50%, 3/15/10 - 10/15/15                            264           302

 CMO, Principal Only, 3/16/28                          1,235         1,103

                                                                     198,878

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $798,382)                                         809,857

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE BACKED) 22.1%
 U.S. Government Agency Obligations +/-   7.9%
 Federal Home Loan Bank, 1.835%, 2/25/05               20,000        19,820

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    32,182        31,642

4.75%, 10/11/12 ss.                                    10,000        9,956

 5.125%, 7/15/12                                       31,258        32,883

 6.875%, 1/15/05 ss.                                   4,750         4,838

 Federal National Mortgage Assn.
 4.125%, 4/15/14 ss.                                   21,500        20,768

 4.25%, 7/15/07 ss.                                    20,000        20,688

 4.375%, 9/15/12 ss.                                   10,650        10,664

 5.125%, 1/2/14 ss.                                    3,960         4,033

 5.75%, 2/15/08 ss.                                    15,045        16,275

 7.125%, 1/15/30 ss.                                   11,300        13,888

 CMO
 2.91%, 11/25/33                                       6,325         6,309

 5.00%, 3/25/15                                        15,800        16,198

                                                                     207,962

 U.S. Treasury Obligations  14.2%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                   1,325         1,410

 6.00%, 2/15/26 ss.                                    9,805         11,098

 6.25%, 8/15/23 - 5/15/30 ss.++                        48,310        56,707

 6.50%, 11/15/26 ss.                                   29,650        35,603

 7.50%, 11/15/16 ss.                                   21,100        27,077

 U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25  24,553      25,467 ss.
 U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14   25,660      26,193 ss.
 U.S. Treasury Notes
 1.50%, 2/28/05 - 3/31/06 ss.                          50,045        49,897

 3.375%, 12/15/08 ss.                                  31,225        31,508

 4.25%, 11/15/13 ss.                                   12,600        12,751

 5.00%, 8/15/11 ss.                                    11,500        12,370

 5.875%, 11/15/04 ss.++                                72,320        72,907

 U.S. Treasury Stripped Interest Payment
 Zero Coupon, 5/15/20 ss.                              32,250        14,487

                                                                     377,475

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $569,495)                        585,437

 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
 OBLIGATIONS  5.2%
 Canadian Government and Municipalities  2.2%
 Government of Canada
 5.50%, 6/1/09 (CAD)                                   24,820        20,135

 6.00%, 9/1/05 (CAD)                                   50,150        39,338

                                                                     59,473

Foreign Government and Municipalities
 (Excluding Canadian)  3.0%
 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     9,100         11,304

 Republic of Chile, 5.50%, 1/15/13                     4,710         4,954

 Republic of Poland
 5.75%, 6/24/08 (PLN)                                  133,300       34,233

 Zero Coupon, 4/12/06 (PLN)                            70,000        16,951

 Republic of South Africa, 6.50%, 6/2/14 ss.           2,575         2,721

 United Mexican States
 6.375%, 1/16/13 ss.                                   5,800         6,104

 VR, 2.29%, 1/13/09 ss.                                3,500         3,558

                                                                     79,825

 Total Foreign Government Obligations & Agency                       139,298
Obligations (Cost  $128,463)
 MUNICIPAL BONDS  2.5%
 California
 Economic Recovery
 5.00%, 7/1/23, (Tender 7/1/07)                        2,280         2,463

 5.00%, 7/1/23, (Tender 7/1/08)                        2,450         2,680

 GO
 5.25%, 4/1/34                                         2,570         2,649

 5.50%, 11/1/33                                        2,500         2,644

 Kansas Dev. Fin. Auth., Public Employees Retirement
System
 5.501%, 5/1/34 (FSA Insured)                          3,175         3,159

 Massachusetts, GO, 5.50%, 1/1/13 (MBIA Insured)       11,890        13,595

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                         5,675         6,191

 North Carolina, GO, Public Improvement, 5.25%, 3/1/13 15,740        17,895

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27           1,640         1,731

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (MBIA Insured) (Tender 2/1/12)                        11,050        12,284

 Total Municipal Bonds (Cost  $64,356)                               65,291

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 (2)
 Contracts                                                           (1,032)

 Total Forward Currency Exchange Contracts                           (1,032)

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
  (3)
 contracts                                                           235

 Total Futures Contracts                                             235

INTEREST RATE SWAP AGREEMENTS  0.0%
 Citigroup Capital Services, Pay 4.435% Fixed
 Receive 3 month LIBOR (Currently 1.19%),              0             230
5/11/09
 Morgan Stanley Capital Services, Pay 3.955%
Fixed
 Receive 3 month LIBOR (Currently 1.17%),              0             (533)
11/12/08
 Morgan Stanley Capital Services, Pay 4.213%
Fixed
 Receive 3 month LIBOR (Currently 1.18%),              0             (173)
5/10/09
 Total Interest Rate Swaps (Premium Paid  $0)                        (476)

 SHORT-TERM INVESTMENTS 7.5%
 Money Market Funds  7.5%
 T. Rowe Price Reserve Investment Fund, 1.51% #        198,607       198,607

 Total Money Market Funds (Cost  $198,607)                           198,607


 SECURITIES LENDING COLLATERAL  15.8%
 Money Market Pooled Account  15.8%
 State Street Bank and Trust Company of New
Hampshire N.A.
 Securities Lending Quality Trust units, 1.49%         418,961     418,961
#
 Total Securities Lending Collateral (Cost                         418,961
$418,961)
 Total Investments in Securities
 120.3% of Net Assets (Cost $3,120,247)                            3,185,848

 (2) Open Forward Currency Exchange Contracts at August 31, 2004 were as follows:
 Amounts in (000s)
                                                       Unrealized
 Counterparty Settlement             Deliver           Gain (Loss)
Receive
 CS First Boston 9/1/04 AUD          USD  11,601       $62

 CS First Boston 9/1/04 USD          AUD  16,500       (322)

 Royal Bank of Canada 9/30/04 USD    CAD  46,500       (307)

 CS First Boston 10/4/04 USD         EUR  33,600       (465)

 Net unrealized gain (loss) on open
 forward currency exchange contracts                   $(1,032)

(3) Open Futures Contracts at August 2004 were 31, as follows:
 ($ 000s)
                                                      Contract     Unrealized
                                      Expiration      Value        Gain (Loss)
 Short, 300 5 Year U.S. Treasury Notes
 contracts, $225 par of U.S. Treasury
 Bonds and Notes pledged as initial margin  12/04        $(33,202)      $(150)

 Short, 240 U.S. Treasury Bond
 contracts, $288 par of U.S. Treasury Bonds
 and Notes pledged as initial margin        12/04         (26,715)       (305)

 Long, 95 5 Year Federal Republic
 of Germany Note contracts                  9/04          12,994          331

 Net payments (receipts) of variation
 margin to date                                                           359

 Variation margin receivable (payable)
 on open futures contracts                                               $235


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  * Non-income producing ss. All or a portion of this security is on loan at August 31, 2004 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $117,460 and represents 4.4% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GO   General Obligation
 IO   Interest Only security for which the fund receives interest on notional principal (par)
 MBIA MBIA Insurance Corp.
 PLN  Polish zloty
 REIT Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price New Income Fund
(Unaudited)
August 31, 2004
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on forward currency exchange contracts and unsettled variation margin on futures contracts are included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swap Agreements The fund may invest in interest rate swap agreements under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2004, the value of loaned securities was $410,188,000; aggregate collateral consisted of $418,961,000 in the money market pooled trust and U.S. government securities valued at $5,548,000.

NOTE 3 - FEDERAL INCOME TAXES
At August 31. 2004, the cost of investments for federal income tax purposes was $3,120,247,000. Net unrealized gain aggregated $65,261,000 at period-end, of which $104,868,000 related to appreciated investments and $39,607,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                    SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004